United States
         Securities and Exchange Commission

         "Washington, D.C. 20549"

         Form 13F

Report for the Quarter Ended:               " June 30, 1999"


Check here if Amendment (  ) Amendment Number:

This Amendment (Check only one): (  ) is a restatement




                (  ) adds new holdings entries






Inststutional Investment Manager Filing This Report:




"Name:                                  Wilkinson O'Grady & Co., Inc."




Address:          520 Madison Avenue



             25th Floor


         "    New York, New York 10022"






13-F File Number        0000945425






The institutional investment manager filing this report and the




Person by whom it is signed hereby represent that the person




"Signing this report is authorized to submit it, that all information"




"Contained herein is true, correct, and complete,and that it is understood"




"That all required items,statements,schedules,lists and tables,are considered"




Integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:         Beverly T. O'Grady
Title         President
Phone         (212)-644-5252

"Signature,Place,and Date of Signing"


"Beverly T. O'Grady New York, NewYork"           " August 9, 1999"


Report Type (check only one)

(x) 13F Holdings Report
(  ) 13F Notice
(  ) 13F Combination Report

List of Other Managers Reporting For This Manager


    NONE

I am signing this report as required by the Securities Exchange Act of 1934

    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0



Form 13F Information Table Entry Total:               108



Form 13F Information Table Value Total           " $849,086,403 "

                        FORM 13F INFORMATION TABLE


    Title of                 Number    Investment     Other     Voting
Authority (Shs)
Name of Issuer     Class     Cusip #      $ Value     of Shares Discretion
Mgrs
Sole      Shared    None
Microsoft Corp     Common    594918104 " 72,923,719 " " 808,579 "        Sole
    "
 808,579 "
Intel Corp    Common    458140100 " 58,007,026 " " 974,908 "        Sole
"
974,908 "
Applied Matls Inc  Common    038222105 " 57,720,606 " " 781,328 "        Sole
    "
 781,328 "
MCI Worldcomm Common    552688106 " 54,666,039 " " 635,190 "        Sole
"
635,190 "
Citigroup Inc Common    172967101 " 44,574,760 " " 938,416 "        Sole
"
938,416 "
America OnLine Inc Common    02364J104 " 40,518,500 " " 368,350 "        Sole
    "
 368,350 "
Amer Int'l Group   Common    026874107 " 33,932,267 " " 289,401 "        Sole
    "
 289,401 "
Interpublic Group  Common    460690100 " 33,331,134 " " 769,550 "        Sole
    "
 769,550 "
Cisco Systems Common    17275R102 " 30,739,410 " " 476,580 "        Sole
"
476,580 "
Lucent Technologies     Common    549463107 " 30,309,413 " " 449,445 "
Sole          " 449,445 "
Linear Tech Corp   Common    535678106 " 29,392,958 " " 437,070 "        Sole
    "
 437,070 "
Merck    Common    589331107 " 26,152,778 " " 355,216 "        Sole       "
355,216 "
Dell Computer Common    247025109 " 25,737,570 " " 695,610 "        Sole
"
695,610 "
Rambus Inc    Common    750917106 " 24,625,125 " " 267,120 "        Sole
"
267,120 "
Tellabs Inc   Common    879664100 " 23,522,560 " " 348,160 "        Sole
"
348,160 "
Bank of America    Common    060505104 " 18,449,164 " " 251,651 "        Sole
    "
 251,651 "
Exodus Comm.  Common    302088109 " 18,415,204 " " 153,540 "        Sole
"
153,540 "
Dollar Tree Stores Common    256747106 " 14,180,760 " " 322,290 "        Sole
    "
 322,290 "
American Home Prod Common    026609107 " 12,217,203 " " 212,936 "        Sole
    "
 212,936 "
Nextlink Common    65333H707 " 12,149,900 " " 163,360 "        Sole       "
163,360 "
Fannie Mae    Common    313586109 " 11,504,493 " " 168,564 "        Sole
"
168,564 "
AT&T Corp     Common    001957109 " 10,715,386 " " 191,989 "        Sole
"
191,989 "
Johnson & Johnson  Common    478160104 " 9,849,196 "  " 100,502 "        Sole
    "
 100,502 "
Nokia Corp ADR Otc Common    654902204 " 9,577,438 "  " 104,600 "        Sole
    "
 104,600 "
Carnival Corp CL A Common    143658102 " 9,467,200 "  " 195,200 "        Sole
    "
 195,200 "
C-Net Inc. Del Com Common    125945105 " 8,666,800 "  " 150,400 "        Sole
    "
 150,400 "
Global Crossings Ltd    Common    G3921A100 " 8,399,981 "  " 197,067 "
Sole          " 197,067 "
Xillinx  Common    983919101 " 8,185,033 "  " 142,970 "        Sole       "
142,970 "
Ericsson LM Tel    Common    294821400 " 7,908,294 "  " 240,100 "        Sole
    "
 240,100 "
Walt Disney   Common    254687106 " 6,595,631 "  " 214,057 "        Sole
"
214,057 "
GE  Common    369604103 " 6,512,190 "  " 57,630 "         Sole       " 57,630 "

Softbank Common    XR6770602 " 6,135,725 "  " 30,300 "         Sole       "
30,300 "
Pfizer   Common    717081103 " 6,018,108 "  " 165,636 "        Sole       "
165,636 "
Exxon Corp    Common    302290101 " 5,359,108 "  " 69,486 "         Sole
"
69,486 "
Abbot Labs    Common    002824100 " 4,569,716 "  " 100,710 "        Sole
"
100,710 "
Unilever NV WI     Common    904784709 " 3,845,985 "  " 55,140 "         Sole
    "
 55,140 "
Elan PLC ADR  Common    284131208 " 3,807,300 "  " 137,200 "        Sole
"
137,200 "
Frontier Corp Common    35906P105 " 3,533,915 "  " 60,280 "         Sole
"
60,280 "
Charles Schwab     Common    808513105 " 3,400,800 "  " 62,400 "         Sole
    "
 62,400 "
Yahoo Inc     Common    984332106 " 2,962,700 "  " 17,200 "         Sole
"
17,200 "
Wells Fargo   Common    949746101 " 2,924,100 "  " 68,400 "         Sole
"
68,400 "
ATT/Liberty Med    Common    001957208 " 2,597,490 "  " 70,680 "         Sole
    "
 70,680 "
Royal Dutch Petro  Common    780257804 " 2,512,425 "  " 41,700 "         Sole
    "
 41,700 "
Coca-Vola     Common    191216100 " 1,894,162 "  " 30,551 "         Sole
"
30,551 "
Hartford Fincl     Common    416515104 " 1,857,253 "  " 31,850 "         Sole
    "
 31,850 "
At Home Corp  Common    045919107 " 1,833,875 "  " 34,000 "         Sole
"
34,000 "
Cox Communications Common    224044107 " 1,576,090 "  " 42,814 "         Sole
    "
 42,814 "
US West Inc   Common    91273H101 " 1,539,368 "  " 26,202 "         Sole
"
26,202 "
Synovus Fincl Corp Common    87161C105 " 1,533,774 "  " 77,171 "         Sole
    "
 77,171 "
Warner Lambert     Common    934488107 " 1,527,663 "  " 22,100 "         Sole
    "
 22,100 "
Schlumberger Ltd   Common    806857108 " 1,388,388 "  " 21,800 "         Sole
    "
 21,800 "
Bristol-Myers Squibb    Common    110122108 " 1,211,525 "  " 17,200 "
Sole          " 17,200 "
Bed Bath & Beyond  Common    075896100 " 1,155,000 "  " 30,000 "         Sole
    "
 30,000 "
Hewlett Packard Co Common    428236103 " 1,135,650 "  " 11,300 "         Sole
    "
 11,300 "
Texaco Inc    Common    881694103 " 1,100,295 "  " 17,640 "         Sole
"
17,640 "
Time Warner   Common    887315109 " 1,035,052 "  " 14,252 "         Sole
"
14,252 "
GTE Corp.     Common    362320103 " 971,081 "    " 12,862 "         Sole
"
12,862 "
Vodafone Common    92857T107 " 892,311 "    " 4,530 "     Sole       " 4,530 "


Eli Lilly & Co.    Common    532457108 " 864,371 "    " 12,068 "         Sole
    "
 12,068 "
American Express   Common    025816109 " 845,682 "    " 6,499 "     Sole
"
6,499 "
"SBC Comm, I" Common    78387G103 " 827,544 "    " 14,268 "         Sole
"
14,268 "
Proctor & Gambol   Common    742718109 " 796,556 "    " 8,925 "     Sole
"
8,925 "
SAP AG Common Common    XR4846288 " 788,664 "    " 2,300 "     Sole       "
2,300 "
Legato Systems Inc Common    524651106 " 693,000 "    " 12,000 "         Sole
    "
 12,000 "
AES Wts 7/31/00    Warrants  00130H113 " 689,204 "    " 8,014 "     Sole
"
8,014 "
"MBIA, Inc."  Common    55262C100 " 686,350 "    " 10,600 "         Sole
"
10,600 "
Roche WTS 11/28/02 Warrants  XR5379697 " 658,045 "    " 33,000 "         Sole
    "
 33,000 "
BP Amoco Ads  Common    055622104 " 636,678 "    " 5,868 "     Sole       "
5,868 "
ASM Lithography    Common    N07059111 " 623,437 "    " 10,500 "         Sole
    "
 10,500 "
Nokia OYJ     Common    XR5655212 " 606,593 "    " 6,920 "     Sole       "
6,920 "
Qualcomm Inc Com   Common    747525103 " 588,350 "    " 4,100 "     Sole
"
4,100 "
Globalstar Telecomm     Common    G3930H104 " 578,760 "    " 24,960 "
Sole          " 24,960 "
Smithkline Beecham Common    832378301 " 574,744 "    " 8,700 "     Sole
"
8,700 "
AES Corp Common    00130H105 " 552,187 "    " 9,500 "     Sole       " 9,500 "


Chubb Corp.   Common    171232101 " 493,450 "    " 7,100 "     Sole       "
7,100 "
Chase Manhattan    Common    16161A108 " 468,657 "    " 5,418 "     Sole
"
5,418 "
Burlington Northern     Common    12189T104 " 465,000 "    " 15,000 "
Sole          " 15,000 "
Pacific Century Finl    Common    694058108 " 452,812 "    " 21,000 "
Sole          " 21,000 "
IBM Common    459200101 " 418,253 "    " 3,236 "     Sole       " 3,236 "

Lowes Cos Inc Common    548661107 " 396,812 "    " 7,000 "     Sole       "
7,000 "
Marsh & Mclennan   Common    571748102 " 390,245 "    " 5,156 "     Sole
"
5,156 "
Emerson Elec Co    Common    291011104 " 377,625 "    " 6,000 "     Sole
"
6,000 "
Home Depot    Common    437076102 " 373,737 "    " 5,800 "     Sole       "
5,800 "
Infoseek Corp Common    45678M107 " 364,325 "    " 7,600 "     Sole       "
7,600 "
ADP Inc  Common    053015103 " 360,800 "    " 8,200 "     Sole       " 8,200 "


Li & Fung Ltd.     Common    XR6514635 " 357,203 "    " 149,000 "        Sole
    "
 149,000 "
Ford Mtr Co   Common    345370100 " 351,323 "    " 6,225 "     Sole       "
6,225 "
Gillette Co   Common    375766102 " 340,300 "    " 8,300 "     Sole       "
8,300 "
Schering Plough Co Common    806605101 " 337,470 "    " 6,428 "     Sole
"
6,428 "
Mobil Corp.   Common    607059102 " 330,812 "    " 3,350 "     Sole       "
3,350 "
Deluxe Corp   Common    248019101 " 314,381 "    " 8,100 "     Sole       "
8,100 "
China Telecom Common    169428109 " 307,800 "    " 5,400 "     Sole       "
5,400 "
Mannesmann AG Common    XR5460955 " 299,068 "    " 2,000 "     Sole       "
2,000 "
Persico  Common    713448108 " 286,287 "    " 7,400 "     Sole       " 7,400 "
Vodafone Grp PLC   Common    XR0719210 " 282,668 "    " 14,346 "         Sole
    "
 14,346 "
Int'l Paper   Common    460146103 " 281,400 "    " 5,600 "     Sole       "
5,600 "
STMicroelectronics Common    861012102 " 277,250 "    " 4,000 "     Sole
"
4,000 "
Berkshire Hathaway Common    084670108 " 275,600 "     4       Sole        4
Telefonica S.A.    Common    XR4880822 " 257,568 "    " 5,347 "     Sole
"
5,347 "
Telephone & Data Sy     Common    879433100 " 255,937 "    " 3,500 "     Sole
    "
 3,500 "
Amgen Inc. Com     Common    031162100 " 219,150 "    " 3,600 "     Sole
"
3,600 "
Harley Davidson C  Common    412822108 " 217,500 "    " 4,000 "     Sole
"
4,000 "
SBC Wts 4/2/02     Warrants  XR8577188 " 214,943 "    " 32,600 "         Sole
    "
 32,600 "
Nestle Wts 1/15/02 Warrants  XR5251041 " 213,045 "    " 24,000 "         Sole
    "
 24,000 "
Mcdonalds Corp.    Common    580135101 " 212,616 "    " 5,170 "     Sole
"
5,170 "
Reuters Grp PLC    Common    76132M102 " 210,844 "    " 2,601 "     Sole
"
2,601 "
Alza Corp. Cl A    Common    022615108 " 203,500 "    " 4,000 "     Sole
"
4,000 "
Ryohin Keikaku Co  Common    XR6758455 " 201,260 "    800      Sole        800
     6/30/99 Market Value         " 849,086,403 "

